Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2018, 2019, 2020, 2021 and 2022, and our financial performance for each such fiscal year:
Pay Versus Performance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Chief Executive Officer ($)(1)	Compensation Actually Paid to Chief Executive Officer ($)(2)	Average Summary Compensation Table Total for non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to non-CEO Named Executive Officers ($)(4)	Total Shareholder Return (TSR) ($)	Peer Group (Russell 2000) Total Shareholder Return (TSR) ($)(5)	Net Income (millions) ($)	Company Selected Performance Measure (ROIC) ($)(6)
2022	7,076,495	4,065,476	1,836,521	1,411,117	201.49	122.41	251.5	22.8%
2021	7,070,685	25,106,690	1,903,300	5,777,567	265.38	153.85	165.7	18.4%
2020	5,328,463	8,977,335	1,582,672	2,355,261	165.20	134.00	114.3	14.2%
2019	5,855,790	12,079,242	1,600,109	2,856,738	134.14	111.70	131.5	13.1%
2018	5,854,532	5,116,087	1,668,110	1,024,267	85.88	88.99	128.0	13.2%

(1)
The amounts in this column reflect the total compensation disclosed in the Summary Compensation Table (SCT) of the Proxy Statement covering the applicable fiscal year for Robert J. Pagano, Jr., Chief Executive Officer, President and, since 2021, Chairperson of the Board.

(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Pagano as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pagano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pagano’s total compensation for each year shown in the table to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO (7) (8)	2022	2021	2020	2019	2018
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	(3,972,831)	(3,887,210)	(3,122,231)	(3,508,775)	(3,490,108)
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	5,839,841	8,784,833	5,710,407	5,316,908	3,277,414
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	(1,763,267)	7,306,301	1,155,712	2,508,962	(805,913)
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	(3,268,280)	5,621,946	(202,386)	1,789,979	190,410
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during Applicable Year ($)	153,518	210,135	107,370	116,378	89,752
Total Adjustments ($)	(3,011,019)	18,036,005	3,648,872	6,223,452	(738,445)

(3)
The amounts in this column reflect the average total compensation disclosed in the SCT of the Proxy Statement covering the applicable fiscal year for the Company’s named executive officers (other than Mr. Pagano) as a group. The named executive officers included in the calculation of such average amounts in each applicable year are as follows: (i) for 2022, Shashank Patel (Chief Financial Officer), Andre Dhawan (Chief Operating Officer), Elie A. Melhem (President, Asia-Pacific, the Middle East & Africa) and Kenneth R. Lepage (General Counsel, Chief Sustainability Officer & Secretary); (ii) for each of 2021, 2020 and 2019, Messrs. Patel, Melhem and Lepage and Munish Nanda (President, Americas & Europe); and (iii) for 2018, Messrs. Patel, Melhem, Lepage and Nanda and Todd A. Trapp (Former Chief Financial Officer).

(4)
The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the Company’s named executive officers (other than Mr. Pagano) as a group as computed in accordance with Item 402(v) of Regulation S-K. The named executive officers for each applicable year are set forth in footnote 3 above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for such officers for each year shown in the table to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for non-CEO Named Executive Officers for the Applicable Year (7) (8)	2022(9)	2021(10)	2020	2019	2018
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	(837,492)	(755,732)	(694,494)	(709,714)	(1,023,212)
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	944,536	1,661,076	1,240,944	982,487	733,990
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	123,089	98,513	—	—	—
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	(237,348)	1,632,875	270,740	608,141	(127,261)
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	(434,999)	1,196,663	(65,427)	355,085	31,389
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during the Applicable Year ($)	16,810	40,872	20,826	20,630	10,068
Decrease for Fair Value of Awards Forfeited during Applicable Year	—	—	—	—	(322,195)
Total Adjustments ($)	(425,404)	3,874,267	772,589	1,256,629	(697,221)

(5)
For the relevant fiscal year, represents the cumulative TSR of the Russell 2000 Index (the “Peer Group TSR”).

(6)
See “Performance Stock Unit Awards” within the “Elements of Compensation” section of the Compensation Discussion and Analysis for a description of the calculation of ROIC.

(7)
For purposes of the adjustments to determine compensation actually paid, restricted stock units purchased under our Management Stock Purchase Plan are treated as awards granted on the purchase date, and the fair value of such restricted stock units is calculated without deducting the purchase price of such restricted stock units.

(8)
With respect to the value of performance stock units awarded under our 2004 Stock Incentive Plan that remained unvested as of the last day of the applicable fiscal year, the amounts shown are based on the probable outcome of the performance condition as of the last day of such fiscal year, which amounts may differ materially from those disclosed as of the grant date of such awards.

(9)
For purposes of 2022 adjustments to determine compensation actually paid, Mr. Melhem’s 2022 deferred stock award is deemed to have vested on December 31, 2022, the date as of which such award became eligible for retirement vesting under the terms of the grant agreement.

(10)
For purposes of 2021 adjustments to determine compensation actually paid, all unvested shares under Mr. Melhem’s 2019, 2020 and 2021 deferred stock awards are deemed to have vested on July 25, 2021, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements.

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote [Text Block]
(1)
The amounts in this column reflect the total compensation disclosed in the Summary Compensation Table (SCT) of the Proxy Statement covering the applicable fiscal year for Robert J. Pagano, Jr., Chief Executive Officer, President and, since 2021, Chairperson of the Board.
(3)
The amounts in this column reflect the average total compensation disclosed in the SCT of the Proxy Statement covering the applicable fiscal year for the Company’s named executive officers (other than Mr. Pagano) as a group. The named executive officers included in the calculation of such average amounts in each applicable year are as follows: (i) for 2022, Shashank Patel (Chief Financial Officer), Andre Dhawan (Chief Operating Officer), Elie A. Melhem (President, Asia-Pacific, the Middle East & Africa) and Kenneth R. Lepage (General Counsel, Chief Sustainability Officer & Secretary); (ii) for each of 2021, 2020 and 2019, Messrs. Patel, Melhem and Lepage and Munish Nanda (President, Americas & Europe); and (iii) for 2018, Messrs. Patel, Melhem, Lepage and Nanda and Todd A. Trapp (Former Chief Financial Officer).

Peer Group Issuers, Footnote [Text Block]	5) For the relevant fiscal year, represents the cumulative TSR of the Russell 2000 Index (the “Peer Group TSR”
PEO Total Compensation Amount	$ 7,076,495	$ 7,070,685	$ 5,328,463	$ 5,855,790	$ 5,854,532
PEO Actually Paid Compensation Amount	$ 4,065,476	25,106,690	8,977,335	12,079,242	5,116,087
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Pagano as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pagano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pagano’s total compensation for each year shown in the table to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO (7) (8)	2022	2021	2020	2019	2018
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	(3,972,831)	(3,887,210)	(3,122,231)	(3,508,775)	(3,490,108)
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	5,839,841	8,784,833	5,710,407	5,316,908	3,277,414
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	(1,763,267)	7,306,301	1,155,712	2,508,962	(805,913)
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	(3,268,280)	5,621,946	(202,386)	1,789,979	190,410
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during Applicable Year ($)	153,518	210,135	107,370	116,378	89,752
Total Adjustments ($)	(3,011,019)	18,036,005	3,648,872	6,223,452	(738,445)

Non-PEO NEO Average Total Compensation Amount	$ 1,836,521	1,903,300	1,582,672	1,600,109	1,668,110
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,411,117	5,777,567	2,355,261	2,856,738	1,024,267
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the Company’s named executive officers (other than Mr. Pagano) as a group as computed in accordance with Item 402(v) of Regulation S-K. The named executive officers for each applicable year are set forth in footnote 3 above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for such officers for each year shown in the table to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for non-CEO Named Executive Officers for the Applicable Year (7) (8)	2022(9)	2021(10)	2020	2019	2018
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	(837,492)	(755,732)	(694,494)	(709,714)	(1,023,212)
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	944,536	1,661,076	1,240,944	982,487	733,990
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	123,089	98,513	—	—	—
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	(237,348)	1,632,875	270,740	608,141	(127,261)
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	(434,999)	1,196,663	(65,427)	355,085	31,389
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during the Applicable Year ($)	16,810	40,872	20,826	20,630	10,068
Decrease for Fair Value of Awards Forfeited during Applicable Year	—	—	—	—	(322,195)
Total Adjustments ($)	(425,404)	3,874,267	772,589	1,256,629	(697,221)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Company-Selected Financial Measures:
In the Company’s assessment, the following financial measures represent the most important financial performance measures used by the Company for 2022 to link compensation actually paid to our Chief Executive Officer and our other Named Executive Officers to the Company’s performance:
ROIC
Revenue CAGR
Consolidated Net Sales
Consolidated Adjusted Net Income
Consolidated Free Cash Flow

Total Shareholder Return Amount	$ 201.49	265.38	165.2	134.14	85.88
Peer Group Total Shareholder Return Amount	122.41	153.85	134	111.7	88.99
Net Income (Loss)	$ 251,500,000	$ 165,700,000	$ 114,300,000	$ 131,500,000	$ 128,000,000
Company Selected Measure Amount	22.8	18.4	14.2	13.1	13.2
PEO Name	Robert J. Pagano, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Non-GAAP Measure Description [Text Block]	(6) See “Performance Stock Unit Awards” within the “Elements of Compensation” section of the Compensation Discussion and Analysis for a description of the calculation of ROIC
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue CAGR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Adjusted Net Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Free Cash Flow
Robert J. Pagano, Jr. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,011,019)	$ 18,036,005	$ 3,648,872	$ 6,223,452	$ (738,445)
Robert J. Pagano, Jr. [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,972,831)	(3,887,210)	(3,122,231)	(3,508,775)	(3,490,108)
Robert J. Pagano, Jr. [Member] | Fair Value Of Awards Granted During Applicable Year That Remained Unvested As Of Year End Determined As Of The Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,839,841	8,784,833	5,710,407	5,316,908	3,277,414
Robert J. Pagano, Jr. [Member] | Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Applicable Year That Remained Unvested As Of Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,763,267)	7,306,301	1,155,712	2,508,962	(805,913)
Robert J. Pagano, Jr. [Member] | Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Applicable Year That Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,268,280)	5,621,946	(202,386)	1,789,979	190,410
Robert J. Pagano, Jr. [Member] | Dividend Equivalents Accrued With Respect To Unvested Awards During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	153,518	210,135	107,370	116,378	89,752
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(425,404)	3,874,267	772,589	1,256,629	(697,221)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(837,492)	(755,732)	(694,494)	(709,714)	(1,023,212)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Applicable Year That Remained Unvested As Of Year End Determined As Of The Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	944,536	1,661,076	1,240,944	982,487	733,990
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Applicable Year That Remained Unvested As Of Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(237,348)	1,632,875	270,740	608,141	(127,261)
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Applicable Year That Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(434,999)	1,196,663	(65,427)	355,085	31,389
Non-PEO NEO [Member] | Dividend Equivalents Accrued With Respect To Unvested Awards During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,810	40,872	$ 20,826	$ 20,630	10,068
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Applicable Year That Vested During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 123,089	$ 98,513
Non-PEO NEO [Member] | Fair Value Of Awards Forfeited During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (322,195)